Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Equity Securities	56.00%	60.00%
Debt Securities	41.20%	37.00%
Other	2.80%	3.00%
Total	100.00%	100.00%